Fair Value Measurements - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
U.S. Money Market and Treasury Securities held in Trust Account	$ 63,558,404	$ 290,718,297
Promissory Note [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Transfers, Net	$ 0	$ 0